Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency		1 Months Ended		3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
		Jul. 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares		Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares		Jun. 30, 2020 USD ($) shares
Beginning balance, value		$ (19,447,575)	$ (35,202,278)	$ (19,447,575)	$ (35,202,278)	$ (34,242,368)	$ (22,370,235)	$ (22,696,011)	$ (31,537,597)	$ (33,241,919)		$ (34,242,368)		$ (31,537,597)	$ (31,537,597)		$ (8,210,510)
Stock-based compensation				27,369	15,922	145,186	323,538	280,720	620,063	851,196					1,309,024		497,724
Shares issued at C$0.40 per share									6,168,069	14,262,694	[1]		$ 750,000				1,208,389	[2]
Shares issued at C $0.40 per share, shares | shares			1,315,856									375,000	375,000
Units issued for debt settlement										1,484,352							1,499,051
Shares issued for debt settlement										2,076,624	[3]				188,146	[4]	274,918
Shares issued															6,168,069	[5]	1,301,525	[6]
Shares issued for debt settlement at $0.42 per share	[6]																300,000
Contractor shares issued for C$0.30					290,000												125,180
Finder’s warrants issued																	50,223
Warrants exercised at $0.18 per share	[7]																1,288,716
Issue costs				(4,522)	(896,009)				(159,397)						(154,630)		(336,480)
Warrant valuation					(6,246,848)				(3,813,103)	(14,806,090)					(3,813,103)		(468,227)
Shares to be issued																	549,363
Stock subscription payable						1,775,790
Compensation options					264,435
Shares issued for interest payable				374,156	269,750
Shares issued for RSUs vested
Non brokered shares issued for C$0.30					352,855
Special warrant shares issued for C$0.30					7,307,967
Shares issued for Process plant purchase					1,970,264
Shares issued for debt settlement at C$0.58									188,145
Gain on fair value from change in credit risk				625,050	371,586
Net income (loss)				3,690,353	12,054,781	(2,880,886)	3,960,630	45,056	5,837,809	(2,164,454)		$ 12,864,248		9,843,495	(6,402,277)		(31,321,791)
Shares issued for RSUs vested
Ending balance, value				(14,735,169)	(19,447,575)	(35,202,278)	(18,086,067)	(22,370,235)	(22,696,011)	(31,537,597)		(14,735,169)		(18,086,067)	(34,242,368)		(33,241,919)
Common Stock [Member]
Beginning balance, value		$ 216	$ 164	$ 216	$ 164	$ 164	$ 163	$ 163	$ 143	$ 79		$ 164		$ 143	$ 143		$ 16
Beginning balance, shares | shares		217,640,705	164,435,442	217,640,705	164,435,442	164,435,442	163,781,537	163,548,480	143,117,068	79,259,940		164,435,442	164,435,442	143,117,068	143,117,068		15,811,396
Stock-based compensation
Shares issued at C$0.40 per share									$ 20	$ 56	[1]						$ 35	[2]
Shares issued at C $0.40 per share, shares | shares		1,975,482							19,576,360	56,078,434	[1]						35,008,956	[2]
Units issued for debt settlement										$ 2							$ 17
Units issued for debt settlement, shares | shares										2,205,714							16,962,846
Shares issued for debt settlement										$ 6	[3]					[4]	$ 2
Shares issued for debt settlement, shares | shares										5,572,980	[3]				417,720	[4]	2,033,998
Shares issued															$ 20	[5]	$ 3	[6]
Shares issued, shares | shares															19,576,360	[5]	3,098,216	[6]
Shares issued for debt settlement at $0.42 per share	[6]																$ 1
Shares issued for debt settlement at $0.42 per share, shares | shares	[6]																696,428
Contractor shares issued for C$0.30					$ 1												$ 3
Contractor shares issued for C$0.30, shares | shares					1,218,000												3,315,200
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]																$ 2
Warrants exercised at $0.18 per share, shares | shares	[7]																2,332,900
Issue costs
Warrant valuation
Shares to be issued
Stock subscription payable
Compensation options
Shares issued for interest payable				$ 2	$ 1
Shares issued for interest payable, shares | shares				1,975,482	1,315,857
Shares issued for RSUs vested				$ 1	$ 1		$ 1
Shares issued for RSUs vested, shares | shares				33,000	933,750		653,905	233,057	437,332
Non brokered shares issued for C$0.30					$ 1
Non brokered shares issued for C$0.30, shares | shares					1,471,664
Special warrant shares issued for C$0.30					$ 38
Special warrant shares issued for C$0.30, shares | shares					37,849,325
Shares issued for Process plant purchase					$ 10
Shares issued for Process plant purchase, shares | shares					10,416,667
Shares issued for debt settlement at C$0.58
Shares issued for debt settlement at C$0.58, shares | shares									417,720
Gain on fair value from change in credit risk
Net income (loss)
Shares issued for RSUs vested															$ 1
Shares issued for RSUs vested, shares | shares															1,324,294
Ending balance, value				$ 219	$ 216	$ 164	$ 164	$ 163	$ 163	$ 143		$ 219		$ 164	$ 164		$ 79
Ending balance, shares | shares				219,649,187	217,640,705	164,435,442	164,435,442	163,781,537	163,548,480	143,117,068		219,649,187	219,649,187	164,435,442	164,435,442		79,259,940
Additional Paid-in Capital [Member]
Beginning balance, value		$ 43,497,878	$ 38,393,804	$ 43,497,878	$ 38,393,804	$ 38,248,618	$ 37,835,610	$ 37,554,890	$ 34,551,133	$ 30,133,058		$ 38,248,618		$ 34,551,133	$ 34,551,133		$ 24,284,765
Stock-based compensation				27,369	15,922	145,186	323,538	280,720	620,063	851,196					1,309,024		497,724
Shares issued at C$0.40 per share									6,168,049	14,812,001	[1]						1,315,691	[2]
Units issued for debt settlement										1,484,350							1,499,034
Shares issued for debt settlement										2,076,618	[3]				188,146	[4]	274,916
Shares issued															6,168,049	[5]	1,301,522	[6]
Shares issued for debt settlement at $0.42 per share	[6]																299,999
Contractor shares issued for C$0.30					289,999												125,177
Finder’s warrants issued																	50,223
Warrants exercised at $0.18 per share	[7]																1,288,714
Issue costs				(4,522)	(896,009)				(159,397)						(154,630)		(336,480)
Warrant valuation					(6,246,848)				(3,813,103)	(14,806,090)					(3,813,103)		(468,227)
Shares to be issued
Stock subscription payable
Compensation options					264,435
Shares issued for interest payable				374,154	269,749
Shares issued for RSUs vested				(1)	(1)		(1)
Non brokered shares issued for C$0.30					352,854
Special warrant shares issued for C$0.30					9,083,719
Shares issued for Process plant purchase					1,970,254
Shares issued for debt settlement at C$0.58									188,145
Gain on fair value from change in credit risk
Net income (loss)
Shares issued for RSUs vested															(1)
Ending balance, value				43,894,878	43,497,878	38,393,804	38,159,147	37,835,610	37,554,890	34,551,133		43,894,878		38,159,147	38,248,618		30,133,058
Shares To Be Issued [Member]
Beginning balance, value										549,363							107,337
Stock-based compensation
Shares issued at C$0.40 per share										(549,363)	[1]						(107,337)	[2]
Units issued for debt settlement
Shares issued for debt settlement											[3]					[4]
Shares issued																[5]		[6]
Shares issued for debt settlement at $0.42 per share	[6]
Contractor shares issued for C$0.30
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]
Issue costs
Warrant valuation
Shares to be issued																	549,363
Net income (loss)
Shares issued for RSUs vested
Ending balance, value																	549,363
Retained Earnings [Member]
Beginning balance, value		(63,317,255)	(75,372,036)	(63,317,255)	(75,372,036)	(72,491,150)	(60,206,008)	(60,251,064)	(66,088,873)	(63,924,419)		(72,491,150)		(66,088,873)	(66,088,873)		(32,602,628)
Stock-based compensation
Shares issued at C$0.40 per share											[1]							[2]
Units issued for debt settlement
Shares issued for debt settlement											[3]					[4]
Shares issued																[5]		[6]
Shares issued for debt settlement at $0.42 per share	[6]
Contractor shares issued for C$0.30
Finder’s warrants issued
Warrants exercised at $0.18 per share	[7]
Issue costs
Warrant valuation
Shares to be issued
Stock subscription payable
Compensation options
Shares issued for interest payable
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Special warrant shares issued for C$0.30
Shares issued for Process plant purchase
Shares issued for debt settlement at C$0.58
Gain on fair value from change in credit risk
Net income (loss)				3,690,353	12,054,781	(2,880,886)	3,960,630	45,056	5,837,809	(2,164,454)					(6,402,277)		(31,321,791)
Shares issued for RSUs vested
Ending balance, value				(59,626,902)	(63,317,255)	(75,372,036)	(56,245,378)	(60,206,008)	(60,251,064)	(66,088,873)		(59,626,902)		(56,245,378)	(72,491,150)		$ (63,924,419)
Stock Subscriptions Payable [Member]
Beginning balance, value			1,775,790		1,775,790
Stock-based compensation
Shares issued at C$0.40 per share
Contractor shares issued for C$0.30
Issue costs
Warrant valuation
Stock subscription payable						1,775,790
Compensation options
Shares issued for interest payable
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Special warrant shares issued for C$0.30					(1,775,790)
Shares issued for Process plant purchase
Shares issued for debt settlement at C$0.58
Gain on fair value from change in credit risk
Net income (loss)
Ending balance, value						1,775,790
AOCI Attributable to Parent [Member]
Beginning balance, value		$ 371,586		371,586
Stock-based compensation
Shares issued at C$0.40 per share
Contractor shares issued for C$0.30
Issue costs
Warrant valuation
Stock subscription payable
Compensation options
Shares issued for interest payable
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Special warrant shares issued for C$0.30
Shares issued for Process plant purchase
Shares issued for debt settlement at C$0.58
Gain on fair value from change in credit risk				625,050	371,586
Net income (loss)
Ending balance, value				$ 996,636	$ 371,586							$ 996,636

[1]	Units issued at C$0.35, converted to US at $0.26 (note 10)
[2]	Shares and units issued at C$0.05, converted to US at $0.04 (note 10)
[3]	Shares issued at C$0.49, converted to US at $0.37 (note 10)
[4]	Units issued at C$0.57, converted to US at $0.45 (note 10)
[5]	Units issued at C$0.40, converted to US at $0.32 (note 10)
[6]	Shares issued at C$0.56, converted to US at $0.42 (note 10)
[7]	Shares issued upon warrants exercised at C$0.25, converted to US at $0.18 (note 10)